Leases (Tables)	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Schedule of maturity lease obligations
Twelve Months Ending June 30,	Operating Lease Amount	Operating Lease Amount
	RMB	USD
2023	2,220,422	330,843
2024	425,015	63,327
2025	71,287	10,622
2026	71,287	10,622
Total lease payments	2,788,011	415,414
Less: Interest	(168,535)	(25,112)
Present value of lease liabilities	2,619,476	390,302